Significant accounting policies (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2020
Significant Accounting Policies [Line Items]
Allowance for credit loss	$ 96
Allowance for Credit Loss on Trade Receivables and Amount Due from Affiliates	$ 60
Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Cumulative Effect on Retained Earnings, Net of Tax		$ 160
Allowance for credit loss		100
Allowance for Credit Loss on Trade Receivables and Amount Due from Affiliates		$ 60